JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 93.9%
Alternative Assets — 2.0%
JPMorgan Realty Income Fund Class R6 Shares (a)	10,935,685	120,183,183

Fixed Income — 50.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	117,280,683	1,412,059,425
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	13,521,642	90,730,219
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	13,285,826	91,672,201
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	5,849,677	45,744,471
JPMorgan High Yield Fund Class R6 Shares (a)	46,332,199	287,722,959
JPMorgan Income Fund Class R6 Shares (a)	7,311,698	61,564,500
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	15,335,029	151,970,133
JPMorgan Managed Income Fund Class L Shares (a)	586,144	5,808,686
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	88,695,580	828,416,715

Total Fixed Income		2,975,689,309

International Equity — 19.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	11,184,264	284,751,349
JPMorgan International Advantage Fund Class R6 Shares (a)	8,113,463	122,432,151
JPMorgan International Equity Fund Class R6 Shares (a)	30,497,400	425,743,710
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	21,139,833	297,648,843

Total International Equity		1,130,576,053

U.S. Equity — 22.3%
JPMorgan Equity Income Fund Class R6 Shares (a)	44,636,203	654,813,104
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1,308,790	56,487,397
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,979,559	31,969,884
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,348,281	22,610,675
JPMorgan U.S. Equity Fund Class R6 Shares (a)	41,184,183	550,632,527

Total U.S. Equity		1,316,513,587

TOTAL INVESTMENT COMPANIES (Cost $5,921,636,660)		5,542,962,132

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $105,083,204)	104,091,700	106,173,534

	Shares
EXCHANGE-TRADED FUNDS — 0.6%
Alternative Assets — 0.6%
JPMorgan BetaBuilders MSCI US REIT ETF (Cost $52,118,628) (a)	589,478	38,056,700

SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 4.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $233,568,704)	233,568,704	233,568,704

Total Investments — 100.3% (Cost $6,312,407,196)		5,920,761,070
Liabilities in Excess of Other Assets — (0.3)%		(16,803,485)

Net Assets — 100.0%		5,903,957,585

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	1,711	06/2020	CAD	179,087,828	(407,548)
DJ US Real Estate Index	741	06/2020	USD	20,333,040	95,410
MSCI EAFE E-Mini Index	697	06/2020	USD	54,512,370	1,759,026
MSCI Emerging Markets E-Mini Index	106	06/2020	USD	4,476,380	8,844
Russell 2000 E-Mini Index	304	06/2020	USD	17,475,440	(654,887)
S&P 500 E-Mini Index	1,173	06/2020	USD	150,877,125	764,594
S&P Midcap 400 E-Mini Index	988	06/2020	USD	142,321,400	10,750,434
U.S. Treasury 10 Year Note	3,975	06/2020	USD	551,966,016	24,104,660

					36,420,533

Short Contracts
EURO STOXX 50 Index	(3,399)	06/2020	EUR	(101,273,583)	(10,983,895)
Euro-Bund	(765)	06/2020	EUR	(145,549,880)	1,927,960
FTSE 100 Index	(210)	06/2020	GBP	(14,549,036)	(1,210,038)

					(10,265,973)

					26,154,560

Abbreviations

CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,814,587,536	$106,173,534	$—	$5,920,761,070

Appreciation in Other Financial Instruments
Futures Contracts (a)	$39,410,928	$—	$—	$39,410,928

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,062,435)	$(12,193,933)	$—	$(13,256,368)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$59,799,005	$7,860,060	$179,683	$(14,061,928)	$38,056,700	589,478	$623,521	$62,217
JPMorgan Core Bond Fund Class R6 Shares (a)	1,730,689,076	124,666,522	481,588,478	11,726,826	26,565,479	1,412,059,425	117,280,683	34,868,447	7,630,397
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	651,240,803	5,242,548	663,944,345	26,159,401	(18,698,407)	—	—	5,242,548	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	113,337,411	—	110,669,069	15,090,966	(17,759,308)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	115,990,800	15,273,621	20,845,878	621,816	(20,310,140)	90,730,219	13,521,642	4,094,119	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	230,309,716	125,534,974	14,603,749	481,659	(56,971,251)	284,751,349	11,184,264	2,617,610	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	104,689,649	4,324,334	—	—	(17,341,782)	91,672,201	13,285,826	4,324,335	—
JPMorgan Equity Income Fund Class R6 Shares (a)	202,645,493	683,176,370	73,537,175	2,495,618	(159,967,202)	654,813,104	44,636,203	10,706,935	8,339,457
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	29,065,521	24,118,676	—	—	(7,439,726)	45,744,471	5,849,677	1,475,708	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	265,400,139	—	265,247,597	143,013,896	(143,166,438)	—	—	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	469,077,523	82,063,267	215,714,325	(5,000,953)	(42,702,553)	287,722,959	46,332,199	15,061,141	—
JPMorgan Income Fund Class R6 Shares (a)	44,816,744	25,107,381	—	—	(8,359,625)	61,564,500	7,311,698	2,109,543	17,037
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	82,724,354	85,340,639	9,399,023	(503,180)	(6,192,657)	151,970,133	15,335,029	1,782,338	—
JPMorgan International Advantage Fund Class R6 Shares (a)	387,549,719	46,493,951	262,144,229	4,354,100	(53,821,390)	122,432,151	8,113,463	7,503,826	—
JPMorgan International Equity Fund Class R6 Shares (a)	427,308,381	158,136,655	54,047,355	(7,986,658)	(97,667,313)	425,743,710	30,497,400	17,772,400	523,623
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	321,447,332	135,360,820	82,245,838	(6,393,286)	(70,520,185)	297,648,843	21,139,833	12,789,198	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	73,851,654	—	74,435,942	29,956,853	(29,372,565)	—	—	—	—
JPMorgan Managed Income Fund Class L Shares (a)	9,072,977	154,624,643	157,753,593	(32,113)	(103,228)	5,808,686	586,144	398,261	23,156
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	144,979,866	10,209,166	143,423,131	24,235,212	(36,001,113)	—	—	—	10,209,166
JPMorgan Realty Income Fund Class R6 Shares (a)	229,091,239	13,236,244	89,936,913	13,900,318	(46,107,705)	120,183,183	10,935,685	2,843,851	10,392,393
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	93,353,529	791,761,332	33,252,704	469,298	(23,914,740)	828,416,715	88,695,580	10,368,947	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	39,087,783	37,390,374	—	—	(19,990,760)	56,487,397	1,308,790	504,265	2,976,069
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	44,319,127	2,104,523	6,851,566	1,394,089	(8,996,289)	31,969,884	1,979,559	89,535	2,014,988
JPMorgan Small Cap Value Fund Class R6 Shares (a)	45,113,083	2,011,073	13,350,911	(625,508)	(10,537,062)	22,610,675	1,348,281	313,825	1,697,248
JPMorgan U.S. Equity Fund Class R6 Shares (a)	551,458,265	246,605,522	137,400,677	(3,947,076)	(106,083,507)	550,632,527	41,184,183	6,086,483	60,994,718
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	104,320,950	2,024,471,156	1,895,223,402	—	—	233,568,704	233,568,704	2,686,063	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	386,025,870	29,642,749	392,268,409	105,931,310	(129,331,520)	—	—	1,244,303	28,398,445
JPMorgan Value Advantage Fund Class R6 Shares (a)	236,622,235	—	237,589,671	87,676,684	(86,709,248)	—	—	—	—

Total	$7,133,589,239	$4,886,695,545	$5,443,334,040	$443,198,955	$(1,205,562,163)	$5,814,587,536		$145,507,202	$133,278,914

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.